Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for granting under employee stock option plan	3,841,099
Additional shares of common stock available for granting under employee stock option plan subject to adjustment	1,169,878
Increase in authorized share, description	The number of shares authorized by the plan may be increased each January 1st following the effective date of the plan by the lesser of: a) 4% of the total number of shares outstanding (on an as-converted basis) on December 31st of the preceding year, less the aggregate number of shares available under the plan as of that date (if the result is negative, then this clause equals zero); b) a number of shares determined by the Board of Directors, or c) 1,169,878 (subject to adjustment for any subdivision or consolidation of outstanding shares of Common Stock, declaration of the dividend payable in shares of Common Stock or other stock split).
Weighted-average remaining contractual life in years, exercisable	7 years 5 months 19 days
Stock awards forfeited in vesting period	0
Aggregate intrinsic value of options exercisable	$ 65.9
Aggregate intrinsic value of options exercised	2.4
Weighted-average grant-date fair value of options granted	$ 15.31	$ 2.05	$ 1.62
Number of options	1,525,135	1,764,566	1,358,520
Share based compensation expense		1.9
Total compensation cost related to nonvested awards not yet recognized	$ 25.4
Weighted-average period of nonvested awards expected to be recognized	2 years 8 months 27 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	10 years
Weighted-average remaining contractual life in years, exercisable	2 years
Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options		2,017,650	2,017,650